Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2013
(Lifestyle Aggressive Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.75%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Years	(3.21%)
Inception	3.65%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | Class A
Average Annual Return:
1 Year	10.08%
5 Years	(1.54%)
Inception	2.83%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	9.90%
5 Years	(1.99%)
Inception	2.18%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.77%
5 Years	(1.47%)
Inception	2.17%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | Class B
Average Annual Return:
1 Year	9.94%
5 Years	(1.65%)
Inception	2.80%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | Class C
Average Annual Return:
1 Year	14.00%
5 Years	(1.24%)
Inception	2.84%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.75%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.86%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | 80% S&P 500 Index / 20% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	13.66%
5 Years	2.81%
Inception	5.21%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Class A
Average Annual Return:
1 Year	9.25%
5 Years	0.17%
Inception	3.52%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	8.83%
5 Years	(0.63%)
Inception	2.55%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.21%
5 Years	(0.27%)
Inception	2.53%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Class B
Average Annual Return:
1 Year	9.18%
5 Years	0.10%
Inception	3.51%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Class C
Average Annual Return:
1 Year	13.21%
5 Years	0.50%
Inception	3.55%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.75%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.86%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	11.31%
5 Years	3.81%
Inception	5.54%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Class A
Average Annual Return:
1 Year	7.88%
5 Years	1.54%
Inception	4.13%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	7.17%
5 Years	0.41%
Inception	2.87%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.27%
5 Years	0.68%
Inception	2.85%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Class B
Average Annual Return:
1 Year	7.80%
5 Years	1.48%
Inception	4.08%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Class C
Average Annual Return:
1 Year	11.81%
5 Years	1.88%
Inception	4.15%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.75%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.86%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | 40% S&P 500 Index / 60% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	8.95%
5 Years	4.67%
Inception	5.76%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Class A
Average Annual Return:
1 Year	6.31%
5 Years	3.13%
Inception	4.62%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	5.35%
5 Years	1.71%
Inception	3.16%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.20%
5 Years	1.84%
Inception	3.12%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Class B
Average Annual Return:
1 Year	6.14%
5 Years	3.03%
Inception	4.55%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Class C
Average Annual Return:
1 Year	10.17%
5 Years	3.45%
Inception	4.63%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.75%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.86%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | 20% S&P 500 Index / 80% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	6.59%
5 Years	5.38%
Inception	5.87%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Class A
Average Annual Return:
1 Year	4.56%
5 Years	4.13%
Inception	4.89%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 Year	3.42%
5 Years	2.47%
Inception	3.24%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.02%
5 Years	2.53%
Inception	3.21%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Class B
Average Annual Return:
1 Year	4.24%
5 Years	4.06%
Inception	4.85%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Class C
Average Annual Return:
1 Year	8.28%
5 Years	4.45%
Inception	4.89%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.75%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Years	(3.21%)
Inception	3.65%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | Class R1
Average Annual Return:
1 Year	15.42%
5 Years	(0.88%)
Inception	none
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | Class R2
Average Annual Return:
1 Year	15.58%
5 Years	(1.50%)
Inception	2.50%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | Class R3
Average Annual Return:
1 Year	15.53%
5 Years	(0.81%)
Inception	3.33%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | Class R3 | returns after taxes on distributions
Average Annual Return:
1 Year	15.40%
5 Years	(1.21%)
Inception	2.70%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | Class R3 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	10.28%
5 Years	(0.83%)
Inception	2.61%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | Class R4
Average Annual Return:
1 Year	15.86%
5 Years	(0.51%)
Inception	3.62%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | Class R5
Average Annual Return:
1 Year	16.22%
5 Years	(0.19%)
Inception	3.93%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.75%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.86%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | 80% S&P 500 Index / 20% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	13.66%
5 Years	2.81%
Inception	5.21%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Class R1
Average Annual Return:
1 Year	14.67%
5 Years	0.88%
Inception	none
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Class R2
Average Annual Return:
1 Year	14.79%
5 Years	0.33%
Inception	3.33%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Class R3
Average Annual Return:
1 Year	14.77%
5 Years	0.96%
Inception	4.03%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Class R3 | returns after taxes on distributions
Average Annual Return:
1 Year	14.39%
5 Years	0.22%
Inception	3.10%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Class R3 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.79%
5 Years	0.44%
Inception	3.00%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Class R4
Average Annual Return:
1 Year	15.11%
5 Years	1.28%
Inception	4.34%
Inception Date	Oct. 18, 2005
(Lifestyle Growth Portfolio) | Class R5
Average Annual Return:
1 Year	15.43%
5 Years	1.57%
Inception	4.63%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.75%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.86%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	11.31%
5 Years	3.81%
Inception	5.54%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Class R1
Average Annual Return:
1 Year	13.29%
5 Years	2.19%
Inception	none
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Class R2
Average Annual Return:
1 Year	13.37%
5 Years	1.69%
Inception	3.91%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Class R3
Average Annual Return:
1 Year	13.38%
5 Years	2.36%
Inception	4.64%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Class R3 | returns after taxes on distributions
Average Annual Return:
1 Year	12.71%
5 Years	1.28%
Inception	3.43%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Class R3 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	8.84%
5 Years	1.41%
Inception	3.33%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Class R4
Average Annual Return:
1 Year	13.77%
5 Years	2.68%
Inception	4.95%
Inception Date	Oct. 18, 2005
(Lifestyle Balanced Portfolio) | Class R5
Average Annual Return:
1 Year	13.96%
5 Years	2.97%
Inception	5.24%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.75%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.86%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | 40% S&P 500 Index / 60% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	8.95%
5 Years	4.67%
Inception	5.76%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Class R1
Average Annual Return:
1 Year	11.58%
5 Years	3.76%
Inception	none
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Class R2
Average Annual Return:
1 Year	11.72%
5 Years	3.27%
Inception	4.41%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Class R3
Average Annual Return:
1 Year	11.64%
5 Years	3.84%
Inception	5.08%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Class R3 | returns after taxes on distributions
Average Annual Return:
1 Year	10.72%
5 Years	2.51%
Inception	3.69%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Class R3 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	7.66%
5 Years	2.50%
Inception	3.57%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Class R4
Average Annual Return:
1 Year	12.02%
5 Years	4.14%
Inception	5.35%
Inception Date	Oct. 18, 2005
(Lifestyle Moderate Portfolio) | Class R5
Average Annual Return:
1 Year	12.26%
5 Years	4.49%
Inception	5.69%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.75%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.84%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | 20% S&P 500 Index / 80% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	6.59%
5 Years	5.38%
Inception	5.87%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Class R1
Average Annual Return:
1 Year	9.52%
5 Years	4.73%
Inception	none
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Class R2
Average Annual Return:
1 Year	9.72%
5 Years	4.25%
Inception	4.67%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Class R3
Average Annual Return:
1 Year	9.71%
5 Years	4.84%
Inception	5.35%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Class R3 | returns after taxes on distributions
Average Annual Return:
1 Year	8.62%
5 Years	3.27%
Inception	3.77%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Class R3 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.37%
5 Years	3.20%
Inception	3.66%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Class R4
Average Annual Return:
1 Year	10.06%
5 Years	5.13%
Inception	5.61%
Inception Date	Oct. 18, 2005
(Lifestyle Conservative Portfolio) | Class R5
Average Annual Return:
1 Year	10.37%
5 Years	5.49%
Inception	5.96%
Inception Date	Oct. 18, 2005
(Lifestyle Aggressive Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.79%
Inception Date	Oct. 15, 2005
(Lifestyle Aggressive Portfolio) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Years	(3.21%)
Inception	3.57%
Inception Date	Oct. 15, 2005
(Lifestyle Aggressive Portfolio) | Class R6
Average Annual Return:
1 Year	16.43%
5 Years	(1.57%)
Inception	2.30%
Inception Date	Oct. 15, 2005
(Lifestyle Aggressive Portfolio) | Class R6 | returns after taxes on distributions
Average Annual Return:
1 Year	16.14%
5 Years	(2.27%)
Inception	1.32%
Inception Date	Oct. 15, 2005
(Lifestyle Aggressive Portfolio) | Class R6 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	11.00%
5 Years	(1.67%)
Inception	1.47%
Inception Date	Oct. 15, 2005
(Lifestyle Growth Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.79%
Inception Date	Oct. 15, 2005
(Lifestyle Growth Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.85%
Inception Date	Oct. 15, 2005
(Lifestyle Growth Portfolio) | 80% S&P 500 Index / 20% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	13.66%
5 Years	2.81%
Inception	5.24%
Inception Date	Oct. 15, 2005
(Lifestyle Growth Portfolio) | Class R6
Average Annual Return:
1 Year	15.60%
5 Years	0.76%
Inception	3.68%
Inception Date	Oct. 15, 2005
(Lifestyle Growth Portfolio) | Class R6 | returns after taxes on distributions
Average Annual Return:
1 Year	15.02%
5 Years	(0.30%)
Inception	2.43%
Inception Date	Oct. 15, 2005
(Lifestyle Growth Portfolio) | Class R6 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	10.40%
5 Years	0.05%
Inception	2.46%
Inception Date	Oct. 15, 2005
(Lifestyle Balanced Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.79%
Inception Date	Oct. 15, 2005
(Lifestyle Balanced Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.85%
Inception Date	Oct. 15, 2005
(Lifestyle Balanced Portfolio) | 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	11.31%
5 Years	3.81%
Inception	5.56%
Inception Date	Oct. 15, 2005
(Lifestyle Balanced Portfolio) | Class R6
Average Annual Return:
1 Year	14.09%
5 Years	2.13%
Inception	4.26%
Inception Date	Oct. 15, 2005
(Lifestyle Balanced Portfolio) | Class R6 | returns after taxes on distributions
Average Annual Return:
1 Year	13.19%
5 Years	0.76%
Inception	2.75%
Inception Date	Oct. 15, 2005
(Lifestyle Balanced Portfolio) | Class R6 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.34%
5 Years	1.01%
Inception	2.78%
Inception Date	Oct. 15, 2005
(Lifestyle Moderate Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.79%
Inception Date	Oct. 15, 2005
(Lifestyle Moderate Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.85%
Inception Date	Oct. 15, 2005
(Lifestyle Moderate Portfolio) | 40% S&P 500 Index / 60% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	8.95%
5 Years	4.67%
Inception	5.78%
Inception Date	Oct. 15, 2005
(Lifestyle Moderate Portfolio) | Class R6
Average Annual Return:
1 Year	12.50%
5 Years	3.00%
Inception	3.97%
Inception Date	Oct. 15, 2005
(Lifestyle Moderate Portfolio) | Class R6 | returns after taxes on distributions
Average Annual Return:
1 Year	11.31%
5 Years	1.36%
Inception	2.28%
Inception Date	Oct. 15, 2005
(Lifestyle Moderate Portfolio) | Class R6 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	8.24%
5 Years	1.57%
Inception	2.39%
Inception Date	Oct. 15, 2005
(Lifestyle Conservative Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.79%
Inception Date	Oct. 15, 2005
(Lifestyle Conservative Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.85%
Inception Date	Oct. 15, 2005
(Lifestyle Conservative Portfolio) | 40% S&P 500 Index / 60% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	6.59%
5 Years	5.38%
Inception	5.87%
Inception Date	Oct. 15, 2005
(Lifestyle Conservative Portfolio) | Class R6
Average Annual Return:
1 Year	10.56%
5 Years	3.74%
Inception	3.95%
Inception Date	Oct. 15, 2005
(Lifestyle Conservative Portfolio) | Class R6 | returns after taxes on distributions
Average Annual Return:
1 Year	9.19%
5 Years	1.89%
Inception	2.11%
Inception Date	Oct. 15, 2005
(Lifestyle Conservative Portfolio) | Class R6 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.93%
5 Years	2.07%
Inception	2.28%
Inception Date	Oct. 15, 2005
(Lifestyle Aggressive Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.79%
Inception Date	Oct. 15, 2005
(Lifestyle Aggressive Portfolio) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Years	(3.21%)
Inception	3.57%
Inception Date	Oct. 15, 2005
(Lifestyle Aggressive Portfolio) | Class 1
Average Annual Return:
1 Year	16.43%
5 Years	(0.04%)
Inception	4.06%
Inception Date	Oct. 15, 2005
(Lifestyle Aggressive Portfolio) | Class 1 | returns after taxes on distributions
Average Annual Return:
1 Year	15.82%
5 Years	(0.85%)
Inception	3.00%
Inception Date	Oct. 15, 2005
(Lifestyle Aggressive Portfolio) | Class 1 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	10.68%
5 Years	(0.49%)
Inception	2.91%
Inception Date	Oct. 15, 2005
(Lifestyle Growth Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.79%
Inception Date	Oct. 15, 2005
(Lifestyle Growth Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.85%
Inception Date	Oct. 15, 2005
(Lifestyle Growth Portfolio) | 80% S&P 500 Index / 20% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	13.66%
5 Years	2.81%
Inception	5.24%
Inception Date	Oct. 15, 2005
(Lifestyle Growth Portfolio) | Class 1
Average Annual Return:
1 Year	15.50%
5 Years	1.67%
Inception	4.73%
Inception Date	Oct. 15, 2005
(Lifestyle Growth Portfolio) | Class 1 | returns after taxes on distributions
Average Annual Return:
1 Year	14.66%
5 Years	0.52%
Inception	3.41%
Inception Date	Oct. 15, 2005
(Lifestyle Growth Portfolio) | Class 1 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	10.07%
5 Years	0.74%
Inception	3.30%
Inception Date	Oct. 15, 2005
(Lifestyle Balanced Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.79%
Inception Date	Oct. 15, 2005
(Lifestyle Balanced Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.85%
Inception Date	Oct. 15, 2005
(Lifestyle Balanced Portfolio) | 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	11.31%
5 Years	3.81%
Inception	5.56%
Inception Date	Oct. 15, 2005
(Lifestyle Balanced Portfolio) | Class 1
Average Annual Return:
1 Year	14.09%
5 Years	3.07%
Inception	5.32%
Inception Date	Oct. 15, 2005
(Lifestyle Balanced Portfolio) | Class 1 | returns after taxes on distributions
Average Annual Return:
1 Year	12.99%
5 Years	1.62%
Inception	3.75%
Inception Date	Oct. 15, 2005
(Lifestyle Balanced Portfolio) | Class 1 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.14%
5 Years	1.75%
Inception	3.64%
Inception Date	Oct. 15, 2005
(Lifestyle Moderate Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.79%
Inception Date	Oct. 15, 2005
(Lifestyle Moderate Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.85%
Inception Date	Oct. 15, 2005
(Lifestyle Moderate Portfolio) | 40% S&P 500 Index / 60% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	8.95%
5 Years	4.67%
Inception	5.78%
Inception Date	Oct. 15, 2005
(Lifestyle Moderate Portfolio) | Class 1
Average Annual Return:
1 Year	12.49%
5 Years	4.65%
Inception	5.81%
Inception Date	Oct. 15, 2005
(Lifestyle Moderate Portfolio) | Class 1 | returns after taxes on distributions
Average Annual Return:
1 Year	11.17%
5 Years	2.94%
Inception	4.08%
Inception Date	Oct. 15, 2005
(Lifestyle Moderate Portfolio) | Class 1 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	8.10%
5 Years	2.93%
Inception	3.94%
Inception Date	Oct. 15, 2005
(Lifestyle Conservative Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.79%
Inception Date	Oct. 15, 2005
(Lifestyle Conservative Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	5.85%
Inception Date	Oct. 15, 2005
(Lifestyle Conservative Portfolio) | 20% S&P 500 Index / 80% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	6.59%
5 Years	5.38%
Inception	5.87%
Inception Date	Oct. 15, 2005
(Lifestyle Conservative Portfolio) | Class 1
Average Annual Return:
1 Year	10.56%
5 Years	5.66%
Inception	6.10%
Inception Date	Oct. 15, 2005
(Lifestyle Conservative Portfolio) | Class 1 | returns after taxes on distributions
Average Annual Return:
1 Year	9.10%
5 Years	3.75%
Inception	4.20%
Inception Date	Oct. 15, 2005
(Lifestyle Conservative Portfolio) | Class 1 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.84%
5 Years	3.68%
Inception	4.08%
Inception Date	Oct. 15, 2005
(Lifestyle Growth Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.02%
Inception Date	Jul. 03, 2006
(Lifestyle Growth Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	6.45%
Inception Date	Jul. 03, 2006
(Lifestyle Growth Portfolio) | 80% S&P 500 Index / 20% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	13.66%
5 Years	2.81%
Inception	4.75%
Inception Date	Jul. 03, 2006
(Lifestyle Growth Portfolio) | Class 5
Average Annual Return:
1 Year	15.57%
5 Years	1.74%
Inception	3.95%
Inception Date	Jul. 03, 2006
(Lifestyle Growth Portfolio) | Class 5 | returns after taxes on distributions
Average Annual Return:
1 Year	14.71%
5 Years	0.57%
Inception	2.51%
Inception Date	Jul. 03, 2006
(Lifestyle Growth Portfolio) | Class 5 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	10.12%
5 Years	0.78%
Inception	2.54%
Inception Date	Jul. 03, 2006
(Lifestyle Balanced Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.02%
Inception Date	Jul. 03, 2006
(Lifestyle Balanced Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	6.45%
Inception Date	Jul. 03, 2006
(Lifestyle Balanced Portfolio) | 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	11.31%
5 Years	3.81%
Inception	5.36%
Inception Date	Jul. 03, 2006
(Lifestyle Balanced Portfolio) | Class 5
Average Annual Return:
1 Year	14.14%
5 Years	3.10%
Inception	4.85%
Inception Date	Jul. 03, 2006
(Lifestyle Balanced Portfolio) | Class 5 | returns after taxes on distributions
Average Annual Return:
1 Year	13.03%
5 Years	1.64%
Inception	3.14%
Inception Date	Jul. 03, 2006
(Lifestyle Balanced Portfolio) | Class 5 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.18%
5 Years	1.76%
Inception	3.14%
Inception Date	Jul. 03, 2006
(Lifestyle Moderate Portfolio) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
Inception	4.02%
Inception Date	Jul. 03, 2006
(Lifestyle Moderate Portfolio) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
Inception	6.45%
Inception Date	Jul. 03, 2006
(Lifestyle Moderate Portfolio) | 40% S&P 500 Index / 60% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	8.95%
5 Years	4.67%
Inception	5.85%
Inception Date	Jul. 03, 2006
(Lifestyle Moderate Portfolio) | Class 5
Average Annual Return:
1 Year	12.56%
5 Years	4.69%
Inception	5.72%
Inception Date	Jul. 03, 2006
(Lifestyle Moderate Portfolio) | Class 5 | returns after taxes on distributions
Average Annual Return:
1 Year	11.21%
5 Years	2.96%
Inception	3.81%
Inception Date	Jul. 03, 2006
(Lifestyle Moderate Portfolio) | Class 5 | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	8.14%
5 Years	2.95%
Inception	3.75%
Inception Date	Jul. 03, 2006